Financial Assets and Liabilities - Summary of Net Debt (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Cash & cash equivalents	$ 60,077	$ 50,426	$ 70,385	$ 37,763
Borrowings Repayable within one year	(30,059)	(14,007)
Borrowings Repayable after one year	(65,713)	(67,279)
Net Debt	(35,695)	(30,860)
Gross debt	(86,951)	(81,286)
Fixed interest rate [member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Gross debt	(46,315)	(33,060)
Floating Interest Rate
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Gross debt	$ (49,457)	$ (48,226)